Investments in Unconsolidated Real Estate Ventures	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Real Estate Ventures
Note 4. Investments in Unconsolidated Real Estate Ventures
We have entered into various agreements with a subsidiary of SmartCentres, an unaffiliated third party, to acquire tracts of land, develop and operate self storage facilities. As of June 30, 2026, our unconsolidated real estate ventures consist of five operating self storage facilities in the lease-up
phase.
We account for these investments using the equity method of accounting and they are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions. Equity in earnings (loss) will generally be recognized based on our ownership interest in the earnings (loss) of each of the unconsolidated investments.
For the three months ended June 30, 2026 and 2025, we recorded net aggregate loss of approximately $0.7 million and $0.4 million, respectively, from our equity in loss related to our unconsolidated real estate ventures. For the six months ended June 30, 2026 and 2025, we recorded net aggregate loss of approximately $1.6 million and $0.6 million, respectively, from our equity in loss related to our unconsolidated real estate ventures.
The Company’s investments in unconsolidated real estate ventures are summarized as follows:

				Carrying Value of Investment
	Location	Date Real Estate Venture Became Operational	Equity Ownership%	June 30, 2026	December 31, 2025
Toronto (1)	Toronto, Ontario	June 2025	50%	$3,653,653	$4,160,699
Toronto II (1)	Toronto, Ontario	April 2025	50%	4,688,860	5,254,183
Dorval (1)	Dorval, Quebec	June 2025	50%	2,570,895	3,106,052
Hamilton (1)	Hamilton, Ontario	October 2024	50%	1,764,341	2,131,495
Montreal (1)	Montreal, Quebec	May 2026	50%	3,997,707	9,860,516

				$16,675,456	$24,512,945

(1)	As of June 30, 2026, these five JV Properties were encumbered by first mortgages pursuant to the SmartCentres Financing (defined below).

SmartCentres Financing
On August 30, 2024, we and SmartCentres, through the Toronto, Toronto II, Dorval and Hamilton joint venture partnerships (the “JV Properties”), entered into a master mortgage commitment agreement (the “MMCA”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (collectively, the “SmartCentres Financing”). The SmartCentres Lender is an affiliate of SmartCentres. The initial maximum amount available under the loan is CAD $95.5 million and contains an accordion feature such that borrowings may be increased to CAD $120.0 million, subject to certain conditions set forth in the MMCA. The proceeds of the SmartCentres Financing will be used to finance the development and construction of self storage facilities on the JV Properties. On September 3, 2024, the JV Properties drew approximately CAD $46.3 million on the SmartCentres Financing and distributed approximately CAD $21.8 million to each partner.
On February 19, 2026, the JV Properties amended the SmartCentres Financing to: (i) extend the maturity date by one-year
until May 11, 2027; (ii) add the Montreal Property as a borrower under the SmartCentres Financing; and (iii) draw approximately CAD $17.5 million. Subsequent to the draw, the JV Properties distributed approximately CAD $8.7 million to each partner.
As of June 30, 2026, approximately CAD $116.2 million was outstanding on the SmartCentres Financing.
The SmartCentres Financing is secured by first mortgages on each of the JV Properties. Interest on the SmartCentres Financing is a variable annual rate equal to the aggregate of: (i) the Adjusted Daily Compounded Canadian Overnight Repo Rate Average (“CORRA”), plus: (ii) an adjusted Daily Compounded CORRA adjustment of approximately 0.30%, plus (iii) a margin based on the External Credit Rating, plus (iv) a margin under the Senior Credit Facility, each as defined and described further in the MMCA. As of June 30, 2026, the total interest rate was approximately 5.26%.
The SmartCentres Financing matures on May 11, 2027, and may be extended annually as set forth in the MMCA. Monthly interest payments are initially capitalized on the outstanding principal balance. Upon a JV Property generating sufficient Net Cash Flow (as defined in the MMCA), the SmartCentres Financing provides for the commencement of quarterly payments of interest. The borrowings advanced pursuant to the SmartCentres Financing may be prepaid without penalty, subject to certain conditions set forth in the MMCA.
The SmartCentres Financing contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than 70% with respect to each JV Property) and events of default, all as set forth in the MMCA. We serve as a full recourse guarantor with respect to 50% of the SmartCentres Financing.

Note 4. Investments in Unconsolidated Real Estate Ventures
We have entered into various agreements with a subsidiary of SmartCentres, an unaffiliated third party, to acquire tracts of land, develop and operate self storage facilities. Our unconsolidated real estate ventures consist of four operating self storage properties in the lease-up
phase and one parcel of land that is being developed into a self storage facility.
We account for these investments using the equity method of accounting and they are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions. Equity in earnings (loss) will generally be recognized based on our ownership interest in the earnings (loss) of each of the unconsolidated investments.
For the years ended December 31, 2025 and 2024, we recorded net aggregate loss of approximately $2.1 million and none, respectively, from our equity in loss related to our unconsolidated real estate venture.

The Company’s investments in unconsolidated real estate ventures are summarized as follows:

					Carrying Value of Investment
	Location	Date Real Estate Venture Acquired Land	Date Real Estate Venture Became Operational	Equity Ownership %	December 31, 2025	December 31, 2024
Toronto (1)	Toronto, Ontario	April 2021	June 2025	50%	$4,160,699	$3,708,283
Toronto II (1)	Toronto, Ontario	December 2021	April 2025	50%	5,254,183	5,413,629
Dorval (1)	Dorval, Quebec	February 2023	June 2025	50%	3,106,052	2,569,669
Hamilton (1)	Hamilton, Ontario	November 2023	October 2024	50%	2,131,495	2,459,972
Montreal	Montreal, Quebec	January 2024	Under development	50%	9,860,516	4,055,582

					$24,512,945	$18,207,135

(1)	As of December 31, 2025, these four JV Properties were encumbered by first mortgages pursuant to the SmartCentres Financing (defined below).
SmartCentres Financing
On August 30, 2024, we and SmartCentres, through the Toronto, Toronto II, Dorval and Hamilton joint venture partnerships (the “JV Properties”), entered into a master mortgage commitment agreement (the “MMCA”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (collectively, the “SmartCentres Financing”). The SmartCentres Lender is an affiliate of SmartCentres. The initial maximum amount available under the loan is CAD $95.5 million and contains an accordion feature such that borrowings may be increased to CAD $120.0 million, subject to certain conditions set forth in the MMCA. The proceeds of the SmartCentres Financing will be used to finance the development and construction of self storage facilities on the JV Properties. On September 3, 2024, the JV Properties drew approximately CAD $46.3 million on the SmartCentres Financing and distributed approximately CAD $21.8 million to each partner. As of December 31, 2025, approximately CAD $90.7 million was outstanding on the SmartCentres Financing.
The SmartCentres Financing is secured by first mortgages on each of the JV Properties. Interest on the SmartCentres Financing is a variable annual rate equal to the aggregate of: (i) the Adjusted Daily Compounded Canadian Overnight Repo Rate Average (“CORRA”), plus: (ii) an adjusted Daily Compounded CORRA adjustment of approximately 0.30%, plus (iii) a margin based on the External Credit Rating, plus (iv) a margin under the Senior Credit Facility, each as defined and described further in the MMCA. As of December 31, 2025, the total interest rate was approximately 5.24%.
The SmartCentres Financing matures on May 11, 2026, and may be extended annually as set forth in the MMCA. Monthly interest payments are initially capitalized on the outstanding principal balance. Upon a JV Property generating sufficient Net Cash Flow (as defined in the MMCA), the SmartCentres Financing provides for the commencement of quarterly payments of interest. The borrowings advanced pursuant to the SmartCentres Financing may be prepaid without penalty, subject to certain conditions set forth in the MMCA.
On February 19, 2026, the JV Properties amended the SmartCentres Financing to: (i) extend the maturity date by one-year
until May 11, 2027; (ii) added the Montreal Property as borrower under the SmartCentres Financing, and (iii) drew approximately CAD $17.5 million for a total outstanding balance of CAD $109.1 million. Subsequent to the draw, the JV Properties distributed approximately CAD $8.7 million to each partner.

The SmartCentres Financing contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than 70% with respect to each JV Property) and events of default, all as set forth in the MMCA. We serve as a full recourse guarantor with respect to 50% of the SmartCentres Financing.